UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21384

              New River Funds

(Exact name of Registrant as specified in charter)

              1881 Grove Avenue, Radford, VA                          24141

(Address of principal executive offices)               (Zip code)

              James Colantino

             c/o Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-470-2603

Date of fiscal year end:  8/31

Date of reporting period:             8/31/05

Item 1.  Reports to Stockholders.

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

INVESTMENT MANAGER

NEW RIVER ADVISERS LLC

1881 GROVE AVENUE

RADFORD, VA 24141

ANNUAL REPORT

AUGUST 31, 2005

New River Funds

C.E.O.’s Letter

Dear Fellow Shareholders,

It is October, and in the New River Valley, home of New River Funds, fall is slowly creeping up on us.  Our nights are now in the 40s (or lower) and the daytime temperatures reach 80 º , though last week we had a spell of weather that saw daytime temperatures 20 degrees lower.  It almost appears as if the seasons are struggling to find direction.

Our economy seems to be in a state similar to our valley’s weather.  There are headwinds: hurricanes Katrina and Rita, rising interest rates and energy prices.  But there are tailwinds as well: interest rates are still low by historical measures, housing starts and prices are strong, unemployment is low and the money supply is good.  In spite of rising short-term interest rates and energy prices, we continue to be optimistic about the long-term prospects for the global economy. While we are optimistic about corporate earnings over the next three-to-five years, we are cautious about returns from the broad market given current valuations.  As always, New River Funds ’ investment approach remains focused on intensive “bottom-up” fundamental analysis, while maintaining a strong price discipline and long-term view.

The stock market posted broad-based but moderate gains in our fiscal fourth quarter ended August 31, 2005.  Gains by equity indexes like the Dow Jones Industrial Average (+0.74%) and the S&P 500 (+2.42%) outpaced the returns of the bond indexes, but lagged most small-cap and mid-cap equity indexes.  For example, the Russell Midcap Growth index gained 7.15% in the quarter.  In this same period, the New River Core Equity Fund exceeded its benchmark, gaining 4.88%, whereas the S&P 500 1 i ndex gained 2.92%.  The New River Small Cap Fund was up 6.70% but lagged its benchmark, the Russell 2000 2 i ndex, which was up 8.39%.  For the year ended August 31, New River Core Equity Fund’s 19.70% gain outperformed the 12.56% gain for the S&P 500. For the same period , New River Small Cap Fund ’s 21.13% gain underperformed the 23.10% gain for the Russell 2000.

___________________________

The performance data shown is past performance.  Past performance does not guarantee future results and current performance may be lower or higher that the performance shown.  Investment return and principal value will fluctuate and investor shares, when redeemed, may be more or less that their original cost.  For more performance numbers current to the most recent month-end please visit www.newriverfunds.com or by calling (866) NRA-FUND.  For full details about the fund, please read your prospectus.

New River Funds

It is now the second anniversary of New River Funds.  We believe that we are off to a strong start and look forward to the years ahead.  We thank you for your continued confidence in and support of the New River Core Equity Fund and the New River Small Cap Fund.  As always, we welcome your comments and questions.

Regards,

Robert M. Patzig

Chief Executive Officer

1 The S&P 500 is an unmanaged market capitalization-weighted index of 500 widely held common stocks and includes the reinvestment of all dividends ..  An investor cannot invest directly in an index.

2 The Russell 2000 is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies and includes the reinvestment of all dividends ..  An investor cannot invest directly in an index.

Investors should carefully consider the investment objectives, risks, charges and expenses of New River Funds.  This and other information about the New River Funds is contained in your prospectus and should be read carefully.  The prospectus can be obtained by calling toll free 1-866-NRA-FUND (1-866-672-3863) or by visiting us on the web site at www.newriverfunds.com.

New River Funds are distributed by Aquarius Fund Distributors, LLC, Member NASD.

AFD-10/14/2005-203

New River Small Cap Fund

Performance of a $10,000 Investment

October 1, 2003* through August 31, 2005

Average Annual Total Returns for Periods Ended August 31, 2005
		Since
	One Year	Inception*
Small Cap Fund	21.13%	21.54%

_________

* The Small Cap Fund commenced operations on October 1, 2003.

The Russell 2000 is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.

Top Ten Industries as of August 31, 2005	% of Net Assets	Top Ten Holdings as of August 31, 2005	% of Net Assets
Machinery	15.64%	Trinity Industries, Inc.	5.66%
Basic Materials	9.77	Flowserve Corp.	5.49
Energy	9.32	Newfield Exploration Co.	5.38
Telecommunications Equipment	8.47	Cascade Corp.	5.26
Food Processing	7.40	URS Corp.	5.21
Retail	7.19	Quanex Corp.	5.17
Diversified Manufacturing	5.67	AGCO Corp.	4.89
Construction Services	5.21	Smithfield Foods, Inc.	4.83
Savings & Loans	4.58	Newport Corp.	4.62
Chemicals	4.57	Washington Federal, Inc.	4.58

New River Core Equity Fund

Performance of a $10,000 Investment

October 1, 2003* through August 31, 2005

Average Annual Total Returns for Periods Ended August 31, 2005
		Since
	One Year	Inception*
Core Equity Fund	19.70%	12.33%

____________

* The Core Equity Fund commenced operations on October 1, 2003.

The S&P 500 is an unmanaged market capitalization-weighted index of 500 widely held common stocks and includes reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.

Top Ten Industries as of August 31, 2005	% of Net Assets	Top Ten Holdings as of August 31, 2005	% of Net Assets
Financial Services	16.76%	Best Buy, Inc.	4.75%
Retail	11.11	Franklin Resources, Inc.	4.33
Oil & Gas	10.12	Sandisk Corp.	4.22
Computers Services	9.96	Devon Energy Corp.	3.90
Insurance	6.77	Toll Brothers, Inc.	3.72
Conglomerates.	6.51	Manpower, Inc.	3.62
Computer Storage Devices	4.22	Affiliated Computer Services, Inc. Cl. A	3.55
Construction Services	3.72	UnitedHealth Group, Inc.	3.54
Business Services	3.62	GlobalSantaFe Corp.	3.45
Semiconductors	3.42	Intel Corp.	3.42

New River Funds
Small Cap Fund - Schedule of Investments
August 31, 2005

	Shares	Market Value
COMMON STOCKS- 93.20%
Apparel Manufacturers- 3.76%
Columbia Sportswear Co.*	21,435	$ 994,584

Basic Materials- 9.77%
Atlantis Plastics, Inc. Class A*	34,710	342,935
Caraustar Industries, Inc *	75,390	875,278
Quanex Corp.	22,227	1,367,183
		2,585,396
Chemicals- 4.57%
Lubrizol Corp.	29,255	1,209,694

Construction Services- 5.21%
URS Corp.*	36,605	1,379,276

Diversified Manufacturing- 5.67%
Trinity Industries, Inc.	40,055	1,499,259

Energy- 9.32%
Newfield Exploration Co.*	30,168	1,424,533
OGE Energy Corp.	35,930	1,043,048
		2,467,581
Financial Services- 4.29%
Affiliated Managers Group*	15,630	1,134,894

Food Processing- 7.40%
Darling International, Inc. *	181,250	681,500
Smithfield Foods, Inc.*	45,860	1,277,201
		1,958,701
Healthcare- 3.53%
America Service Group, Inc.*	54,245	935,184

Machinery- 15.64%
AGCO Corp.*	63,045	1,294,314
Cascade Corp.	30,675	1,392,031
Flowserve Corp.*	39,130	1,453,288
		4,139,633

The accompanying notes are an integral part of these financial statements.

New River Funds
Small Cap Fund- Schedule of Investments- Continued
August 31, 2005

	Shares	Market Value

Recreational Products- 3.80%
Polaris Industries, Inc.	19,085	$ 1,005,398

Retail- 7.19%
Pier One Imports, Inc.	64,855	807,445
Tractor Supply Co.*	21,295	1,095,841
		1,903,286
Savings & Loans- 4.58%
Washington Federal, Inc.	51,767	1,212,901

Telecommunications Equipment- 8.47%
Andrew Corp.*	88,400	1,019,252
Newport Corp.*	91,695	1,223,211
		2,242,463

TOTAL COMMON STOCKS (Cost $22,885,511)		24,668,250

SHORT TERM INVESTMENTS - 8.80%
Bank of New York Hamilton Fund Premier Class, 3.12%	1,250,050	1,250,050
Federal Home Loan Bank Discount Note, 3.15%, 9/1/05	1,078,000	1,078,000
TOTAL SHORT TERM INVESTMENTS (Cost $2,328,050)		2,328,050

TOTAL INVESTMENTS (Cost $25,213,561)- 102.00%		26,996,300
Cash and other assets less liabilities- (2.00)%		(528,446)
NET ASSETS- 100.00%		$ 26,467,854

*Non-income producing security

The accompanying notes are an integral part of these financial statements.

New River Funds
Core Equity Fund - Schedule of Investments
August 31, 2005

	Shares	Market Value
COMMON STOCKS- 98.77%
Beverages- 2.36%
PepsiCo, Inc.	2,550	$ 139,867

Building Materials- 3.15%
Masco Corp.	6,085	186,688

Business Services- 3.62%
Manpower, Inc.	4,760	214,486

Chemicals- 2.94%
Du Pont (E.I.) de Nemours & Co.	4,415	174,702

Computer Services- 9.96%
Affiliated Computer Services, Inc. Class A *	4,050	210,397
First Data Corp.	4,875	202,556
Fiserv, Inc.*	3,945	177,012
		589,965
Computer Software & Programming- 3.07%
Check Point Software Technologies Ltd.*	8,050	181,608

Computer Storage Devices- 4.22%
Sandisk Corp.*	6,440	250,065

Conglomerates- 6.51%
General Electric Co.	5,900	198,299
Tyco International Ltd.	6,735	187,435
		385,734
Construction Services- 3.72%
Toll Brothers, Inc. *	4,580	220,069

Financial Services- 16.76%
Capital One Financial Corp.	2,190	180,106
Citigroup, Inc.	4,330	189,524
Franklin Resources, Inc.	3,190	256,604
Goldman Sachs Group, Inc.	1,700	189,006
H&R Block, Inc.	6,580	177,331
		992,571

The accompanying notes are an integral part of these financial statements.

New River Funds
Core Equity Fund- Schedule of Investments- Continued
August 31, 2005

	Shares	Market Value
Food Products- 3.11%
Wrigley, (WM) Jr. Co.	2,590	$ 184,020

Healthcare- 2.85%
Cardinal Health, Inc.	2,830	168,696

Insurance- 6.77%
Allstate Corp.	3,400	191,114
UnitedHealth Group, Inc.	4,070	209,605
		400,719
Medical- Drugs- 2.88%
Pfizer, Inc.	6,720	171,158

Mining- 2.20%
Alcoa, Inc.	4,860	130,199

Oil & Gas- 10.12%
Devon Energy Corp.	3,805	231,230
Exxon Mobil Corp.	2,735	163,827
GlobalSantaFe Corp.	4,355	204,162
		599,219
Retail- 11.11%
Best Buy, Inc.	5,902	281,289
Foot Locker, Inc.	9,060	197,870
Wal-Mart Stores, Inc.	3,980	178,941
		658,100
Semiconductors- 3.42%
Intel Corp.	7,880	202,674

TOTAL COMMON STOCKS (Cost $5,469,324)		5,850,540

SHORT TERM INVESTMENTS - 1.14%
Bank of New York Hamilton Fund Premier Class, 3.12%
(Cost $67,711)	67,711	67,711

TOTAL INVESTMENTS (Cost $5,537,035)- 99.91%		5,918,251
Cash and other assets less liabilities- 0.09%		4,992
NET ASSETS- 100.00%		$ 5,923,243

*Non-income producing security

The accompanying notes are an integral part of these financial statements.

New River Funds
Statements of Assets and Liabilities
August 31, 2005

	Small Cap	Core Equity
	Fund	Fund
ASSETS:
Investments, at cost	$ 25,213,561	$ 5,537,035
Investments in securities, at value	$ 26,996,300	$ 5,918,251
Receivable for fund shares sold	5,300	-
Dividends and interest receivable	10,753	7,163
Due from investment adviser	-	7,467
Prepaid expenses and other assets	26,915	25,002
Total Assets	27,039,268	5,957,883

LIABILITIES:
Payable for securities purchased	522,145	-
Payable for advisory fees	6,891	-
Payable for distribution fees	5,909	1,350
Payable for fund shares repurchased	4,574	-
Accrued expenses and other liabilities	31,895	33,290
Total Liabilities	571,414	34,640
Net Assets	$ 26,467,854	$ 5,923,243

NET ASSETS CONSIST OF:
Paid in capital	$ 24,259,417	$ 5,486,919
Accumulated undistributed net investment income	311,666	5,512
Accumulated net realized gain from
investment transactions	114,032	49,596
Net unrealized appreciation on investments	1,782,739	381,216
Net Assets	$ 26,467,854	$ 5,923,243

Shares Outstanding	1,826,000	475,244

Net asset value, offering price and redemption
price per share*	$ 14.49	$ 12.46
_____________
* Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

New River Funds
Statements of Operations
For the year ended August 31, 2005

	Small Cap	Core Equity
	Fund	Fund
INVESTMENT INCOME:
Interest	$ 18,106	$ 1,916
Dividends	524,149	46,667
Total investment income	542,255	48,583

EXPENSES:
Investment advisory fees	153,053	26,384
Legal fees	103,442	25,893
Distribution fees	38,263	8,245
Transfer agency fees	30,172	19,601
Accounting fees	27,141	22,596
Administration fees	24,581	20,990
Registration & filing fees	21,008	21,008
Insurance expense	15,445	3,876
Audit fees	11,998	11,998
Custody fees	11,179	5,795
Printing expense	9,984	2,504
Trustees' fees	9,818	2,528
Miscellaneous expenses	2,079	1,503
Total expenses	458,163	172,921

Less: Expense reimbursement and waivers	(227,574)	(129,850)
Net expenses	230,589	43,071

Net investment income	311,666	5,512

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain from investment transactions	118,195	50,508
Net change in unrealized appreciation
of investments for the period	1,765,757	384,552
Net realized and unrealized gain on investments	1,883,952	435,060
Net increase in net assets resulting from operations	$ 2,195,618	$ 440,572

The accompanying notes are an integral part of these financial statements.

New River Funds
Statements of Changes in Net Assets
Small Cap Fund

	For the year	October 1, 2003*
	ended	through
	August 31, 2005	August 31, 2004
NET INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$ 311,666	$ (13,004)
Net realized gain from investment transactions	118,195	47,242
Net change in unrealized appreciation of
investments for the period	1,765,757	16,982
Net increase in net assets resulting from operations	2,195,618	51,220

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gains on investments
($0.05 and $0.00 per share, respectively)	(38,401)	-

CAPITAL SHARE TRANSACTIONS:	20,742,978	3,483,109

Net increase in net assets	22,900,195	3,534,329

NET ASSETS:
Beginning of period	3,567,659	33,330
End of period	$ 26,467,854	$ 3,567,659

Accumulated net investment income at end of period	$ 311,666	$ -

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

New River Funds
Statements of Changes in Net Assets
Core Equity Fund

	For the year	October 1, 2003*
	ended	through
	August 31, 2005	August 31, 2004
NET INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$ 5,512	$ (383)
Net realized gain from investment transactions	50,508	5,690
Net change in unrealized appreciation (depreciation)
of investments for the period	384,552	(3,336)
Net increase in net assets resulting from operations	440,572	1,971

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gains on investments
($0.04 and $0.00 per share, respectively)	(6,219)	-

CAPITAL SHARE TRANSACTIONS:	5,207,775	245,804

Net increase in net assets	5,642,128	247,775

NET ASSETS:
Beginning of period	281,115	33,340
End of period	$ 5,923,243	$ 281,115

Accumulated net investment income at end of period	$ 5,512	$ -

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

New River Funds
Financial Highlights
Small Cap Fund

Selected data based on a share outstanding throughout each period (a)

	For the year	October 1, 2003*
	ended	through
	August 31, 2005	August 31, 2004

Net asset value, beginning of period	$ 12.00	$ 10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.28	(0.11)
Net realized and unrealized gain on investments	2.26	2.11
Total from investment operations	2.54	2.00

LESS DISTRIBUTIONS:
Distributions from net realized gains on investments	(0.05)	-

Net asset value, end of period	$ 14.49	$ 12.00

Total return (b)	21.13%	20.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 26,468	$ 3,568
Ratios to average net assets (c,d)
Expenses	1.50%	1.83%
Net investment income	2.03%	(0.99)%
Portfolio turnover rate	6%	15%

*Commencement of operations.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Such percentages are after advisory fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 1.48% and 11.84% of average daily net assets for the periods ended August 31, 2005 and
August 31, 2004, respectively.

The accompanying notes are an integral part of these financial statements.

New River Funds
Financial Highlights
Core Equity Fund

Selected data based on a share outstanding throughout each period (a)

	For the year	October 1, 2003*
	ended	through
	August 31, 2005	August 31, 2004

Net asset value, beginning of period	$ 10.44	$ 10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.02	(0.02)
Net realized and unrealized gain on investments	2.04	0.46
Total from investment operations	2.06	0.44

LESS DISTRIBUTIONS:
Distributions from net realized gains on investments	(0.04)	-

Net asset value, end of period	$ 12.46	$ 10.44

Total return (b)	19.70%	4.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 5,923	$ 281
Ratios to average net assets (c,d)
Expenses	1.30%	1.67%
Net investment income	0.17%	(0.21)%
Portfolio turnover rate	24%	38%

*Commencement of operations.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Such percentages are after advisory fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 3.93% and 61.24% of average daily net assets for the periods ended August 31, 2005 and
August 31, 2004, respectively.

The accompanying notes are an integral part of these financial statements.

New River Funds

Notes to Financial Statements

August 31, 2005

NOTE 1. ORGANIZATION

New River Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on April 21, 2003, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is currently comprised of two separate series: New River Small Cap Fund (the “Small Cap Fund”) and New River Core Equity Fund (the “Core Equity Fund”) (collectively the “Funds” and each individually a “Fund”). The Funds commenced operations on October 1, 2003.  Small Cap Fund operates as a non-diversified investment company and Core Equity Fund operates as a diversified investment company, within the meaning of the 1940 Act.  The primary investment objective of each Fund is long-term capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (NOCP).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board” or “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

New River Funds

Notes to Financial Statements- Continued

August 31, 2005

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

Security Transactions and Investment Income-  Securities transactions are recorded on trade date.  In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses-  Most expenses of the Trust can be directly attributed to a Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes- It is the Trust’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and any realized capital gains to its shareholders.  Therefore, no federal income tax provision is required.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

Dividends and Distributions- The Funds will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with New River Advisers LLC (the “Manager”). The Manager has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board.  The following table sets forth the annual management fee rates payable by each Fund to the Manager pursuant to the management agreement, expressed as a percentage of the Fund’s average daily net assets, along with the actual management fees earned during the year ended August 31, 2005.

	Management Fee Rate	Management Fee
Small Cap Fund	1.00%	$ 153,053
Core Equity Fund	0.80%	26,384

New River Funds

Notes to Financial Statements- Continued

August 31, 2005

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS-Continued

The Manager has contractually agreed to waive its management fees and/or make payments to limit Fund expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2006.  The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual management fee waivers and expense reimbursements for the year ended August 31, 2005, are disclosed in the table below:

	Expense Limitation	Management Fee Waivers/ Reimbursements
Small Cap Fund	1.50%	$ 227,574
Core Equity Fund	1.30%	129,850

Fees waived or expenses reimbursed may be recouped by the Manager from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the contractual expense limitation described above.  As of August 31, 2005, there was $383,028 and $240,442 of fee waivers and expense reimbursements subject to recapture by the Manager through August 31 of the years below:

	2007	2008
Small Cap Fund	$ 155,454	$ 227,574
Core Equity Fund	110,592	129,850

The Manager has entered into sub-advisory agreements with Michael W. Cook Asset Management, Inc., d/b/a Cook Mayer Taylor (“CMT”), on behalf of the Small Cap Fund and with Howe and Rusling, Inc. (“H&R”), on behalf of the Core Equity Fund.  Each sub-adviser is compensated in an amount equal to 40% of the management fee received by the Manager.  H&R is an affiliate of the Manager and, prior to July 30, 2005, CMT was also an affiliate of the Manager.

On July 29, 2005, Third Security, LLC, the parent company of the Manager, sold CMT to a group of private investors that included Michael W. Cook and Andrew G. Taylor, the portfolio managers of the Small Cap Fund.  CMT, including Messrs. Cook and Taylor, continues to provide the same services, on substantially the same terms, for the Small Cap Fund as provided prior to the sale of CMT.  As a result of the sale, CMT is no longer an affiliate of the Manager.

Pursuant to service agreements, Gemini Fund Services, LLC (“GFS”) provides administration and accounting services to the Funds.  Under terms of such agreements, GFS is paid an annual fee, computed daily and payable monthly, based on a percentage of average daily net assets, subject to certain minimums.  The Funds and GFS are also parties to a transfer agency servicing agreement, under which GFS provides transfer agency and dividend disbursing services.  For performing such services, GFS receives from each Fund a minimum monthly or per account fee plus certain transaction fees.  In addition, GFS is reimbursed for out-of-pocket expenses.

New River Funds

Notes to Financial Statements- Continued

August 31, 2005

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS-Continued

Pursuant to a service agreement with the Trust, Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, including related administrative support.  Under the terms of such agreement, FCS is paid an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.

A trustee and certain officers of the Funds are also officers of affiliates of the Manager.  An officer of the Funds is also an officer of GFS and FCS.

NOTE 4. DISTRIBUTION PLANS

The distributor of the Funds is Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of GFS and FCS.  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which each Fund reimburses the Distributor or other entities for certain distribution activities and shareholder services performed for the Funds and their shareholders.   The Plan provides for the payment of a distribution fee at an annualized rate of 0.25% per year of each Fund’s average daily net assets.  Because there is no requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, expenses incurred in distributing shares of each Fund in excess of the total payments made by the Fund pursuant to the Plan may or may not be recovered through future distribution fees.

NOTE 5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the year ended August 31, 2005, were as follows:

	Purchases	Sales
Small Cap Fund	$ 20,112,733	$ 782,332
Core Equity Fund	5,922,709	782,469

The identified cost of investments in securities owned by each Fund, for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at August 31, 2005, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Fund	$ 25,215,460	$ 3,336,277	$ 1,555,437	$ 1,780,840
Core Equity Fund	5,537,035	614,291	233,075	381,216

New River Funds

Notes to Financial Statements- Continued

August 31, 2005

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions were as follows:

Small Cap Fund	For the year ended August 31, 2005		October 1, 2003* through August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold	1,624,613	$22,078,894	295,391	$3,498,699
Shares issued for reinvestment of dividends	2,684	37,979	–	–
Shares redeemed (Net of $1,326 and $0 redemption fees**, respectively)	(98,676)	(1,373,895)	(1,345)	(15,590)
Net increase	1,528,621	$20,742,978	294,046	$3,483,109

Core Equity Fund	For the year ended August 31, 2005		October 1, 2003* through August 31, 2004
	Shares	Dollars	Shares	Dollars
Shares sold	479,019	$5,570,691	23,594	$245,865
Shares issued for reinvestment of dividends	527	6,219	–	–
Shares redeemed (Net of $511 and $0 redemption fees**, respectively)	(31,224)	(369,135)	(6)	(61)
Net increase	448,322	$5,207,775	23,588	$245,804

                                                                          *Commencement of operations.

                                                                          **Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

NOTE 7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of August 31, 2005, Charles Schwab & Co., Inc. and National Financial Services LLC held 59% and 32%, respectively, of the outstanding shares of the Core Equity Fund for the benefit of others.

NOTE 8. TAX INFORMATION

The tax character of distributions paid during the year ended August 31, 2005, was as follows:

Ordinary Income
Small Cap Fund	$ 38,401
Core Equity Fund	6,219

There were no distributions paid from either Fund during the period ended August 31, 2004.

New River Funds

Notes to Financial Statements- Continued

August 31, 2005

NOTE 8. TAX INFORMATION- Continued

As of August 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation / (Depreciation)
Small Cap Fund	$ 401,695	$ 25,902	$ 1,780,840
Core Equity Fund	54,245	863	381,216

The differences between book basis and tax basis figures for the Small Cap Fund is attributable to the tax treatment of wash sale losses.

New River Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

New River Funds

               We have audited the accompanying statement of assets and liabilities, including the schedule of investments of New River Small Cap Fund and New River Core Equity Fund (each a series of New River Funds) as of August 31, 2005, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and the period ended August 31, 2004.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financials highlights are free of material misstatement.  We were not engaged to perform an audit of the Trust’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2005 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New River Small Cap Fund and New River Core Equity Fund as of August 31, 2005, the results of their operations, the changes in their net assets and their financial highlights for the year or period indicated above in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania

October 13, 2005

New River Funds

Board of Trustees and Officers (Unaudited)

The Board has oversight responsibility for the management of the Trust’s business affairs.  Trustees establish procedures and oversee and review the performance of the Manager, the Distributor and others that perform services for the Trust.  The independent trustees, in particular, are advocates for shareholder interests.  The following is a list of the Trustees and Officers with certain background and related information.  Each Trustee is responsible for overseeing both funds in the fund complex.

Name, Address & Age	Positions Held with the Trust	Year of Election or Appointment	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
INTERESTED TRUSTEES:
Doit L. Koppler II* 1881 Grove Avenue Radford, VA 24141 Age: 42	Chairman, Chief Financial Officer and Treasurer	2003

Treasurer and a Managing Director of Third Security, LLC since April 2001; Treasurer of Howe and Rusling, Inc., a wholly-owned affiliate of Third Security, LLC, since February 2002; Vice President, Controller, and Asst. Secretary of GIV Holdings, Inc. (holding company of pharmaceutical related companies) from 1992 to 2000; Manager in the audit practice of Ernst & Young from 1987 to 1992.

				None
INDEPENDENT TRUSTEES:
Vijay Singal, Ph.D.,CFA Virginia Tech 1016 Pamplin Hall Blacksburg, VA 24061 Age: 51	Independent Trustee, Member of Fund Audit Committee	2003

Head of the Department of Finance at the Pamplin College of Business at the Virginia Polytechnic Institute and State University (“University”) since the beginning of 2003; J. Gray Ferguson Professor of Finance at the University since 2002; from 1998 through 2002, Associate Professor of the University and prior thereto, he served as an Assistant Professor.

				None
William Fry, CPA 1881 Grove Avenue Radford, VA 24141 Age: 66	Independent Trustee, Member of Fund Audit Committee, Financial Expert	2003	Chief Financial Officer of RADVA Corp. (designer and manufacturer of protective packaging and shape-molded foam products) since 1989.	City of Radford Industrial Development Authority
Leon Peter Fletcher, Ph.D. 1881 Grove Avenue Radford, VA 24141 Age: 66	Independent Trustee	2005	Professer Emeritus of Mathematics at Virginia Polytechnic Institute and State University since 1992; Professor of Mathematics at Virginia Polytechnic Institute and State University from 1966 to 1992.	None

New River Funds

Board of Trustees and Officers (Unaudited) – Continued

Name, Address & Age	Positions Held with the Trust	Year of Election or Appointment	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
OFFICERS:
Robert Patzig 1881 Grove Avenue Radford, VA 24141 Age: 36	Chief Executive Officer	2003

Senior Managing Director of Third Security, LLC since 2003 and a Managing Director since 1998; Co-Chairman of Howe and Rusling, Inc., a wholly-owned affiliate of Third Security, LLC, since August 2005; Chair of the Equity Investment Committee and Voting Member of the Fixed Income Committee of Howe and Rusling, Inc. since February 2002; Member of Investment Committee of NewVa Capital Partners, LP, an investment partnership managed by Third Security, LLC; Director of Market Research and Analysis at GIV Holdings, Inc. from 1996 to 1998; English instructor at Virginia Polytechnic Institute and State University from 1994 until 1996.

				N/A
Theodore J. Fisher 1881 Grove Avenue Radford, VA 24141 Age: 34	Secretary	2003

Associate General Counsel of Third Security, LLC since April 2003;  from September 1996 to April, 2003, an Associate on the Global Capital Markets and Mergers and Acquisitions Team at Hunton & Williams LLP (law firm), Richmond, Virginia.

				N/A
Andrew Rogers 150 Motor Parkway Suite 205 Hauppauge, NY 11788 Age: 36	Assistant Secretary	2003

President, Fund Compliance Services, LLC since 2004; President, GemCom, LLC since 2004; Director of Administration, Gemini Fund Services, LLC since 2001; Vice President, JP Morgan Chase & Co. from 1998 to 2001.

				N/A
Colleen T. McCoy 161 Canterbury Road Rochester, NY 14607 Age: 51	Chief Compliance Officer	2004

Founder and consultant of Canterbury Group LLC (mutual fund consulting) since 2001; Chief Compliance Officer for a number of other mutual fund groups since 2004; Vice President & Business Manager (Global Funds Administration) with JPMorgan Chase from 1988 to 2001.

				N/A

* Mr. Koppler is considered to be an “interested” Trustee because of his officer positions in the parent company of the Manager and Howe and Rusling, Inc.

The Statement of Additional Information for the Trust includes additional information about Trustees and Officers and is available, without charge, upon request by calling 1-866-NRA-FUND (1-866-672-3863).

New River Funds

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund you incur ongoing costs including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or redemption fees.

This Example is based on an investment of $1,000 invested on February 28, 2005, and held until August 31, 2005.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/28/05)	Ending Account Value (8/31/05)	Expenses Paid During Period* (3/1/05 to 8/31/05)
Small Cap Fund
Actual	$1,000.00	$1,024.02	$7.65
Hypothetical (5% return before expenses)	1,000.00	1,017.64	7.63
Core Equity Fund
Actual	1,000.00	1,045.31	6.70
Hypothetical (5% return before expenses)	1,000.00	1,018.65	6.61

*Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.30% for Small Cap Fund and Core Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

New River Funds

Additional Information (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board, including all of the Independent Trustees, held a meeting on July 1, 2005, to consider the following agreements:  the current and existing Investment Management Agreement between the Funds and the Manager; the current and existing Sub-Advisory Agreement between the Manager and H&R; an Interim Sub-Advisory Agreement between the Manager and CMT; and a proposed new Sub-Advisory Agreement  between the Manager and CMT (the Sub-Advisory Agreements are collectively referred to as the “Sub-Advisory Agreements” and CMT and H&R are collectively referred to as the “Sub-Advisers”).

At its meeting, the Board considered and approved the Investment Management Agreement and the Sub-Advisory Agreements.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.  In approving the Investment Management and Sub-Advisory Agreements, the Trustees considered various factors, including:

Nature, Extent and Quality of Services

               The Board examined the nature, extent and quality of the services provided by the Manager and Sub-Advisers to the Funds.  The Board evaluated the experience of the Manager and Sub-Advisers.  The Board noted the experience of key personnel at the Manager and Sub-Advisers in providing investment management services and the systems used by such persons, as well as the financial condition of these entities.  The Board also noted the terms of the Investment Management and Sub-Advisory Agreements and the responsibilities of the Manager and Sub-Advisers, including the responsibility of the Sub-Advisers to manage the investment portfolios, comply with the Funds’ investment policies and objectives, and the implementation of the Board’s directives as they relate to the Funds’ investments.  The Board concluded that the Funds are likely to continue to benefit from the experience, personnel, operations and resources of the Manager and Sub-Advisers.

Investment Performance

               The Board examined the performance history of the Manager and Sub-Advisers.  Based on the prior performance of the Manager and Sub-Advisers, the Board concluded that, although past performance is no guarantee of future performance, the Funds are likely to continue to benefit from the Manager continuing to serve as investment adviser and the Sub-Advisers continuing to serve as the sub-advisers to the Funds.

Costs of Services and Profits Realized

               The Board examined the costs to the Manager and Sub-Advisers of providing advisory services to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds.  The Board examined the anticipated revenues that the Manager and Sub-Advisers are expected to receive for providing advisory services to the Funds.  The Board noted the current Expense Limitation Agreement, under which the expenses of the Funds are limited to a specified percentage of net assets of the Funds, and the fact that this Agreement will remain in effect until December 31, 2006.  In light of the costs of services to be provided by the Manager and Sub-Advisers and comparable management fees for such services, the Board concluded that the cost of services to be provided by and the profits to be realized by the Manager and Sub-Advisers are reasonable.

New River Funds

Additional Information (Unaudited)- Continued

Intangible Benefits

The Board considered the fact that there are no other tangible benefits to the Manager and Sub-Advisers in providing investment advisory services to the Funds, other than the fee to be earned under the respective Investment Management and Sub-Advisory Agreements.  There may be certain intangible benefits gained to the extent that serving the Funds could enhance the reputations of the Manager and Sub-Advisers in the marketplace, and, therefore, would enable the Manager and Sub-Advisers to attract additional client relationships.

Additional Considerations

               The Board considered economies of scale, which was not a significant factor because of the small size of the Funds.  The Board noted that the Manager and Sub-Advisers do not use soft dollar arrangements in connection with services provided to the Funds.

With respect to CMT and the Interim Sub-Advisory Agreement and the proposed Sub-Advisory Agreement, the Board considered that retaining CMT as sub-adviser to the Small Cap Fund will provide the most continuity and least disruption to the Small Cap Fund’s investment objective, primary investment strategies and processes.  In addition, the Board considered that the continuity provided by retaining CMT will benefit shareholders and minimize costs that a new sub-adviser might incur to reshape the portfolio.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On December 10, 2004, a Special Meeting of Shareholders of New River Small Cap Fund was held and the following matter was voted upon:

(1)  To approve a change in the Fund's sub-classification, as defined in Section 5(b) of the Investment Company Act of 1940, as amended, from "diversified" to "non-diversified" and to amend one of the Fund's fundamental investment restrictions concerning diversification.

                       FOR                                           AGAINST                                            ABSTAIN

                     240,346                                             3,219                                                       0

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to portfolio securities for the 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (For information on the operation of the Public Reference Room call 1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863).

Investment Advisor

New River Advisers LLC

1881 Grove Avenue

Radford, VA 24141

Administrator and

Fund Accountant

Gemini Fund Services, LLC

150 Motor Parkway, Suite 205

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Aquarius Fund Distributors, LLC

1005 South 107th Avenue

Omaha, NE 68114

Independent Auditors

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, PA 19103

Shareholder Information:

1-866-NRA-FUND

(1-866-672-3863)

www.newriverfunds.com

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

ANNUAL REPORT

AUGUST 31, 2005

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the New River Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.

              As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.  There were no amendments to the Code of Ethics during the period covered by this report.  The Registrant did not grant any waivers from any provisions of the Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that William Fry is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Fry is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

              For the fiscal year ended August 31, 2005, the aggregate audit, audit-related and tax fees billed by Tait, Weller & Baker for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for that fiscal year, for the New River Funds are shown below.  The aggregate tax fees billed by Tait, Weller & Baker were rendered for tax compliance, tax advice and tax planning for each fund.

(a)         Audit Fees

              FY 2005                         $ 18,000

              FY 2004                         $ 19,000

(b)         Audit-Related Fees

              FY 2005                         $ 0

              FY 2004                         $ 0

(c)         Tax Fees

              FY 2005                         $ 4,400

              FY 2004                         $ 4,000

(d)         All Other Fees

              FY 2005                         $ 0

              FY 2004                         $ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e)         (1)         Audit Committee’s Pre-Approval Policies

                            The Registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the Registrant.  The Registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the Registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)         There were no amounts that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X for the fiscal year ended August 31, 2005.

(f)          During the audit of Registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)         The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant:

                                                    Registrant                      Adviser

              FY 2005                         $  4,400                          $  N/A

              FY 2004                         $  4,000                          $  N/A

(h)         Not applicable.  All non-audit services to the Registrant were pre-approved by the Audit Committee for FY 2005.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the Registrant’s disclosure controls and procedures on October 18, 2005, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that (1) the information required in filings on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, and (2) that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)    Code of Ethics filed herewith.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)    Not applicable for open-end investment companies.

(b)         Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        New River Funds

By (Signature and Title)

              /s/ Robert Patzig

              Robert Patzig, Chief Executive Officer

Date    11/08/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

              /s/ Robert Patzig

              Robert Patzig, Chief Executive Officer

Date     11/08/2005

By (Signature and Title)

*            /s/ Doit L. Koppler II

Doit L. Koppler II, Chief Financial Officer

Date     11/08/2005